Right of use assets and lease debt - Schedule of detailed information about right-of-use assets and lease liabilities (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Millions	MXN ($)	USD ($)
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1, 2019	$ 0
As of January 1, 2019	120,078,302
Additions and release	8,015,051
Business Combinations	9,668,507
Modifications	9,492,280
Depreciation	(23,593,566)
Interest expense	0
Payments	0
Translation adjustment	(5,657,351)
Balance at December 31, 2019	118,003,223	$ 6,262
Interest expense	7,940,240
Payments	(26,765,075)	$ (1,420)
Balance at December 31, 2019	120,596,733
Towers and sites [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1, 2019	94,252,098
Additions and release	6,364,508
Business Combinations	9,668,507
Modifications	7,474,469
Depreciation	(17,286,497)
Interest expense	0
Payments	0
Translation adjustment	(4,370,636)
Balance at December 31, 2019	96,102,449
Property [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1, 2019	21,075,884
Additions and release	921,542
Modifications	1,288,974
Depreciation	(4,941,222)
Interest expense	0
Payments	0
Translation adjustment	(905,808)
Balance at December 31, 2019	17,439,370
Office equipment [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1, 2019	4,750,320
Additions and release	729,001
Modifications	728,837
Depreciation	(1,365,847)
Interest expense	0
Payments	0
Translation adjustment	(380,907)
Balance at December 31, 2019	4,461,404
Liability related to right-of-use of assets [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1, 2019	119,387,660
Additions and release	7,437,621
Business Combinations	10,810,111
Modifications	8,363,045
Depreciation	0
Interest expense	7,940,240
Payments	(26,765,075)
Translation adjustment	(6,576,869)
Balance at December 31, 2019	$ 120,596,733